Defined benefit pension schemes (Tables)	12 Months Ended
Dec. 31, 2017
Defined benefit pension schemes
Schedule of recognised asset/liability in respect of defined benefit pension schemes

	2017					2016
	PSPS note (i)	SASPS note (ii)	M&GGPS	Other schemes	Total	PSPS note (i)	SASPS note (ii)	M&GGPS	Other schemes	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Underlying economic surplus (deficit)	721	(137)	109	(1)	692	717	(237)	84	(1)	563
Less: unrecognised surplus	(485)	—	—	—	(485)	(558)	—	—	—	(558)

Economic surplus (deficit) (including investment in Prudential insurance policies)note(iii)	236	(137)	109	(1)	207	159	(237)	84	(1)	5
Attributable to:

PAC with-profits fund	165	(55)	—	—	110	111	(95)	—	—	16
Shareholder-backed operations	71	(82)	109	(1)	97	48	(142)	84	(1)	(11)

Consolidation adjustment against policyholder liabilities for investment in Prudential insurance policies	—	—	(151)	—	(151)	—	—	(134)	—	(134)

IAS 19 pension asset (liability) on the Group statement of financial positionnote(iv)	236	(137)	(42)	(1)	56	159	(237)	(50)	(1)	(129)

Notes

(i)

No deficit or other funding is required for PSPS. Deficit funding, where applicable, is apportioned in the ratio of 70/30 between the PAC with-profits fund and shareholder-backed operations following detailed considerations in 2005 of the sourcing of previous contributions. Employer contributions for ongoing service of current employees are apportioned in the ratio relevant to current activity.

(ii)	The deficit of SASPS has been allocated 40 per cent to the PAC with-profits fund and 60 per cent to the shareholders' fund as at 31 December 2017 and 2016.
(iii)

The underlying position on an economic basis reflects the assets (including investments in Prudential insurance policies that are offset against liabilities to policyholders on the Group consolidation) and the liabilities of the schemes.

(iv)

At 31 December 2017, the PSPS pension asset of £236 million (2016: £159 million) and the other schemes' pension liabilities of £180 million (2016: £288 million) are included within 'Other debtors' and 'Provisions' respectively on the consolidated statement of financial position.

Schedule of actuarial assumptions used in determining benefit obligations and the net periodic benefit costs

	2017	2016	2015

	%	%	%
Discount rate*	2.5	2.6	3.8
Rate of increase in salaries	3.1	3.2	3.0
Rate of inflation**
Retail prices index (RPI)	3.1	3.2	3.0
Consumer prices index (CPI)	2.1	2.2	2.0
Rate of increase of pensions in payment for inflation:
PSPS:
Guaranteed (maximum 5%)	2.5	2.5	2.5
Guaranteed (maximum 2.5%)	2.5	2.5	2.5
Discretionary	2.5	2.5	2.5
Other schemes	3.1	3.2	3.0

*	The discount rate has been determined by reference to an 'AA' corporate bond index, adjusted where applicable to allow for the difference in duration between the index and the pension liabilities.
**	The rate of inflation reflects the long-term assumption for UK RPI or CPI depending on the tranche of the schemes.

Schedule of movements on the pension scheme surplus determined on the economic basis

	2017
	Surplus (deficit) in schemes at 1 Jan 2017	(Charge) credit to income statement	Actuarial gains and losses in other comprehensive income	Contributions paid	Surplus (deficit) in schemes at 31 Dec 2017

	£m	£m	£m	£m	£m
All schemes
Underlying position (without the effect of IFRIC 14)
Surplus (deficit)	563	(40)	119	50	692
Less: amount attributable to PAC with-profits fund	(425)	10	(39)	(19)	(473)

Shareholders' share:
Gross of tax surplus (deficit)	138	(30)	80	31	219
Related tax	(27)	6	(15)	(6)	(42)

Net of shareholders' tax	111	(24)	65	25	177

Application of IFRIC 14 for the derecognition of PSPS surplus
Derecognition of surplus	(558)	(14)	87	—	(485)
Less: amount attributable to PAC with-profits fund	409	10	(56)	—	363

Shareholders' share:
Gross of tax	(149)	(4)	31	—	(122)
Related tax	29	—	(6)	—	23

Net of shareholders' tax	(120)	(4)	25	—	(99)

With the effect of IFRIC 14
Surplus (deficit)	5	(54)	206	50	207
Less: amount attributable to PAC with-profits fund	(16)	20	(95)	(19)	(110)

Shareholders' share:
Gross of tax surplus (deficit)	(11)	(34)	111	31	97
Related tax	2	6	(21)	(6)	(19)

Net of shareholders' tax	(9)	(28)	90	25	78

Schedule of underlying investments of the plan assets

	2017				2016
	PSPS	Other schemes	Total	%	PSPS	Other schemes	Total	%

	£m	£m	£m		£m	£m	£m
Equities
UK	9	67	76	1	18	85	103	1
Overseas	226	272	498	6	293	368	661	7
Bonds*
Government	5,040	655	5,695	63	5,411	550	5,961	66
Corporate	1,491	248	1,739	20	1,169	196	1,365	15
Asset-backed securities	164	—	164	2	144	6	150	2
Derivatives	188	(6)	182	2	252	(2)	250	3
Properties	140	130	270	3	71	109	180	2
Other assets	216	77	293	3	269	67	336	4

Total value of assets**	7,474	1,443	8,917	100	7,627	1,379	9,006	100

*	89 per cent of the bonds are investment graded (2016: 93 per cent).
**

96 per cent of the total value of the scheme assets are derived from quoted prices in an active market (2016: 98 per cent). None of the scheme assets included shares in Prudential plc or property occupied by the Prudential Group. The IAS 19 basis plan assets at 31 December 2017 of £8,766 million (2016: £8,872 million) is different from the economic basis plan assets of £8,917 million (2016: £9,006 million) as shown above due to the exclusion of investment in Prudential insurance policies, by M&GGPS as described above.

Schedule of movements in pension schemes' surplus and deficit between scheme assets and liabilities

2017 £m	Plan assets	Present value of benefit obligations note (i)	Net surplus (deficit) (without the effect of IFRIC 14)	Effect of IFRIC 14 for derecognition of PSPS surplus	Economic basis net surplus (deficit)	Other adjustments including for investments in Prudential insurance policies note (ii)	IAS 19 basis net surplus (deficit)

Net surplus (deficit), beginning of year	9,006	(8,443)	563	(558)	5	(134)	(129)
Current service cost	—	(46)	(46)	—	(46)	—	(46)
Net interest on net defined benefit liability (asset)	228	(214)	14	(14)	—	(3)	(3)
Administration expenses	(8)	—	(8)	—	(8)	—	(8)
Benefit payments	(479)	479	—	—	—	—	—
Employers' contributionsnote (iii)	50	—	50	—	50	—	50
Employees' contributions	1	(1)	—	—	—	—	—
Actuarial gains and lossesnote (iv)	119	—	119	87	206	(6)	200
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(8)	(8)

Net surplus (deficit), end of year	8,917	(8,225)	692	(485)	207	(151)	56

2016 £m

Net surplus (deficit), beginning of year	7,819	(6,858)	961	(800)	161	(77)	84
Current service cost	—	(34)	(34)	—	(34)	—	(34)
Net interest on net defined benefit liability (asset)	292	(254)	38	(32)	6	(3)	3
Administration expenses	(5)	—	(5)	—	(5)	—	(5)
Benefit payments	(350)	350	—	—	—	—	—
Employers' contributionsnote (iii)	45	—	45	—	45	—	45
Employees' contributions	2	(2)	—	—	—	—	—
Actuarial gains and lossesnote (iv)	1,203	(1,645)	(442)	274	(168)	(13)	(181)
Transfer into investment in Prudential insurance policies	—	—	—	—	—	(41)	(41)

Net surplus (deficit), end of year	9,006	(8,443)	563	(558)	5	(134)	(129)

2015 £m

Net deficit, beginning of year	8,067	(7,312)	755	(710)	45	(132)	(87)
Current service cost	—	(36)	(36)	—	(36)	—	(36)
Past service cost	—	48	48	—	48	—	48
Net interest on net defined benefit liability (asset)	278	(250)	28	(26)	2	(5)	(3)
Administration expenses	(5)	—	(5)	—	(5)	—	(5)
Benefit payments	(301)	301	—	—	—	—	—
Employers' contributionsnote (iii)	56	—	56	—	56	—	56
Employees' contributions	2	(2)	—	—	—	—	—
Actuarial gains and lossesnote (iv)	(278)	393	115	(64)	51	6	57
Settlements or curtailments	—	—	—	—	—	—	—
Transfer into investment in Prudential insurance policies	—	—	—	—	—	54	54

Net surplus (deficit), end of year	7,819	(6,858)	961	(800)	161	(77)	84

Notes

(i)

Maturity profile of the benefit obligations

The weighted average duration of the undiscounted benefit obligations of the schemes is 18.6 years (2016: 19.5 years).

The following table provides an expected maturity analysis of the benefit obligations as at 31 December:

Schedule of expected maturity analysis of the benefit obligations

All schemes
1 year or less		After 1 year to 5 years	After 5 years to 10 years	After 10 years to 15 years	After 15 years to 20 years	Over 20 years	Total

£m		£m	£m	£m	£m	£m	£m
2017	255	1,108	1,589	1,667	1,661	7,889	14,169
2016	243	1,090	1,585	1,694	1,704	8,508	14,824

(ii)	The adjustments for investments in Prudential insurance policies are consolidation adjustments for intra-group assets and liabilities with no impact to operating results.
(iii)	Total employer contributions expected to be paid into the Group defined benefit schemes for the year ending 31 December 2018 amount to £50 million (2017: £45 million).
(iv)	The actuarial gains and losses attributable to policyholders and shareholders as shown in the table above are analysed as follows:

Schedule of actuarial gains and losses attributable to policyholders and shareholders

	2017	2016	2015

	£m	£m	£m
Actuarial gains and losses

Return on the scheme assets less amount included in interest income	119	1,203	(278)
(Losses) on changes in demographic assumptions	(10)	(18)	(3)
(Losses) on changes in financial assumptions	(101)	(1,733)	371
Experience gains on scheme liabilities	111	106	25

	119	(442)	115
Effect of derecognition of PSPS surplus	87	274	(64)
Consolidation adjustment for investments in Prudential insurance policies and other adjustments	(6)	(13)	6

	200	(181)	57

Schedule of sensitivities of the underlying pension scheme liabilities to key variables

	Assumption applied		Sensitivity change in assumption	Impact of sensitivity on scheme liabilities on IAS 19 basis

	2017	2016			2017	2016

Discount rate	2.5%	2.6%	Decrease by 0.2%	Increase in scheme liabilities by:
				PSPS	3.5%	3.5%
				Other schemes	5.4%	5.3%

Discount rate	2.5%	2.6%	Increase by 0.2%	Decrease in scheme liabilities by:
				PSPS	3.4%	3.5%
				Other schemes	4.9%	5.0%

Rate of inflation	3.1%	3.2%	RPI: Decrease by 0.2%	Decrease in scheme liabilities by:
	2.1%	2.2%	CPI: Decrease by 0.2%	PSPS	0.6%	0.6%
			with consequent	Other schemes	3.9%	4.1%
			reduction in salary
			increases

Mortality rate			Increase life expectancy by 1 year	Increase in scheme liabilities by:
				PSPS	4.0%	3.5%
				Other schemes	3.8%	3.7%